Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Expected Benefit Payments [Table Text Block]
Estimated Future Benefit Payments NCR expects to make the following benefit payments reflecting past and future service from its pension, postretirement and postemployment plans:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Year
2012	$227	$102	$329	$7	$60
2013	$229	$102	$331	$6	$40
2014	$232	$102	$334	$6	$38
2015	$235	$100	$335	$5	$36
2016	$238	$105	$343	$4	$35
2017 - 2021	$1,229	$517	$1,746	$13	$149

Schedule of Allocation of Plan Assets [Table Text Block]
The fair value of plan assets as of December 31, 2011 and 2010 by asset category is as follows:

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Preferred stock	1	$—	$—	$—	$—	$1	$1	$—	$—
Common stock	1	201	200	—	1	259	259	—	—
Fixed income securities:
Government securities	2	225	—	225	—	163	—	163	—
Corporate debt	3	781	—	781	—	88	—	88	—
Other types of investments:
Money market funds	4	32	—	32	—	40	—	40	—
Common and commingled trusts - Equities	4	209	—	209	—	123	—	123	—
Common and commingled trusts - Bonds	4	964	—	964	—	968	—	968	—
Common and commingled trusts - Short Term Investments	4	20	—	20	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	31	—	31	—
Partnership/joint venture interests - Real estate	5	42	—	—	42	—	—	—	—
Partnership/joint venture interests - Other	5	53	—	—	53	55	—	—	55
Mutual funds	4	200	200	—	—	60	60	—	—
Insurance products	4	1	—	1	—	54	—	54	—
Real estate and other	5	4	4	—	—	139	7	—	132
Total		$2,733	$404	$2,233	$96	$1,981	$327	$1,467	$187

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Preferred stock	1	$3	$3	$—	$—	$—	$—	$—	$—
Common stock	1	554	553	—	1	483	483	—	—
Fixed income securities:
Government securities	2	138	—	138	—	—	—	—	—
Corporate debt	3	351	—	351	—	178	—	178	—
Other types of investments:
Money market funds	4	35	—	35	—	38	—	38	—
Common and commingled trusts - Equities	4	365	—	365	—	317	—	317	—
Common and commingled trusts - Bonds	4	872	—	872	—	521	—	521	—
Common and commingled trusts - Short Term Investments	4	53	—	53	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	36	—	36	—
Partnership/joint venture interests - Real estate	5	30	—	—	30	—	—	—	—
Partnership/joint venture interests - Other	5	75	—	—	75	55	—	—	55
Mutual funds	4	178	178	—	—	35	35	—	—
Insurance products	4	—	—	—	—	51	—	51	—
Real estate and other	5	37	34	—	3	119	—	—	119
Total		$2,692	$768	$1,815	$109	$1,833	$518	$1,141	$174
Plan Assets The weighted average asset allocations as of December 31, 2011 and 2010 by asset category are as follows:

	U.S. Pension Fund			International Pension Fund
	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation
	2011	2010		2011	2010
Equity securities	18%	38%	16 - 20%	24%	45%	24 - 31%
Debt securities	80%	59%	77 - 83%	65%	44%	61 - 68%
Real estate	2%	3%	1 - 3%	6%	5%	3 - 5%
Other	—%	—%	0 - 1%	5%	6%	3 - 6%
Total	100%	100%		100%	100%

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost (income) during 2012 are as follows:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Prior service cost (income)	$—	$3	$3	$(18)	$(6)
Actuarial loss	$52	$59	$111	$3	$10

Schedule of Net Benefit Costs [Table Text Block]
The net periodic benefit (income) cost of the pension plans for the years ended December 31 was as follows:

In millions	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Net service cost	$—	$—	$—	$15	$15	$17	$15	$15	$17
Interest cost	182	190	195	90	89	92	272	279	287
Expected return on plan assets	(156)	(166)	(180)	(110)	(109)	(110)	(266)	(275)	(290)
Settlement charge	—	—	—	3	8	3	3	8	3
Amortization of:
Prior service cost	—	—	—	6	—	1	6	—	1
Actuarial loss	123	119	94	69	62	47	192	181	141
Net benefit cost	$149	$143	$109	$73	$65	$50	$222	$208	$159

The net periodic benefit cost of the postemployment plan for the years ended December 31 was:

In millions	Postemployment Benefits
	2011	2010	2009
Service cost	$25	$22	$25
Interest cost	10	11	13
Amortization of:
Prior service benefit	(9)	(1)	(1)
Actuarial loss	14	12	12
Net benefit cost	$40	$44	$49
Restructuring severance cost	6	(1)	—
Net periodic benefit cost	$46	$43	$49
The net periodic benefit (income) cost of the postretirement plan for the years ended December 31 was:

In millions	Postretirement Benefits
	2011	2010	2009
Interest cost	$2	$5	$7
Net service cost	—	—	—
Amortization of:
Prior service benefit	(18)	(13)	(13)
Actuarial loss	3	4	3
Net periodic benefit (income) cost	$(13)	$(4)	$(3)

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Reconciliation of the beginning and ending balances of the benefit obligation for NCR's postemployment plan was:

	Postemployment Benefits
In millions	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$313	$307
Restructuring program cost	6	(1)
Service cost	25	22
Interest cost	10	11
Amendments	(41)	(5)
Benefits paid	(31)	(51)
Foreign currency exchange	2	—
Actuarial (gain) loss	(20)	30
Benefit obligation as of December 31	$264	$313
Reconciliation of the beginning and ending balances of the benefit obligations for NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$3,595	$3,404	$1,927	$1,963	$5,522	$5,367
Net service cost	—	—	15	15	15	15
Interest cost	182	190	90	89	272	279
Amendment	—	—	(3)	9	(3)	9
Actuarial loss	451	203	126	—	577	203
Benefits paid	(201)	(202)	(121)	(114)	(322)	(316)
Plan participant contributions	—	—	3	3	3	3
Currency translation adjustments	—	—	(4)	(38)	(4)	(38)
Benefit obligation as of December 31	$4,027	$3,595	$2,033	$1,927	$6,060	$5,522
Accumulated benefit obligation as of December 31	$4,027	$3,595	$1,955	$1,850	$5,982	$5,445
Reconciliation of the beginning and ending balances of the benefit obligation for NCR's U.S. postretirement plan is as follows:

	Postretirement Benefits
In millions	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$55	$111
Gross service cost	—	—
Interest cost	2	5
Amendment	—	(44)
Actuarial loss (gain)	(6)	(6)
Plan participant contributions	4	5
Benefits paid	(11)	(16)
Benefit obligation as of December 31	$44	$55

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
A reconciliation of the beginning and ending balances of the fair value of the plan assets of NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Change in plan assets
Fair value of plan assets as of January 1	$2,692	$2,582	$1,833	$1,737	$4,525	$4,319
Actual return on plan assets	233	303	154	136	387	439
Company contributions	9	9	116	96	125	105
Benefits paid	(201)	(202)	(121)	(114)	(322)	(316)
Currency translation adjustments	—	—	(4)	(25)	(4)	(25)
Plan participant contributions	—	—	3	3	3	3
Fair value of plan assets as of December 31	$2,733	$2,692	$1,981	$1,833	$4,714	$4,525

Schedule of Net Benefit Costs and Amounts Recognized in Balance Sheet [Table Text Block]
The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	Postretirement Benefits
In millions	2011	2010
Benefit obligation	$(44)	$(55)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(8)	$(10)
Noncurrent liabilities	(36)	(45)
Net amounts recognized	$(44)	$(55)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$33	$42
Prior service benefit	(102)	(120)
Total	$(69)	$(78)
The following tables present the funded status and the reconciliation of the unfunded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss at December 31:

	Postemployment Benefits
In millions	2011	2010
Benefit obligation	$(264)	$(313)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(44)	$(49)
Noncurrent liabilities	(220)	(264)
Net amounts recognized	$(264)	$(313)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$97	$129
Prior service benefit	(40)	(6)
Total	$57	$123
The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Funded Status	$(1,294)	$(903)	$(52)	$(94)	$(1,346)	$(997)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$—	$—	$339	$286	$339	$286
Current liabilities	(8)	(8)	(15)	(16)	(23)	(24)
Noncurrent liabilities	(1,286)	(895)	(376)	(364)	(1,662)	(1,259)
Net amounts recognized	$(1,294)	$(903)	$(52)	$(94)	$(1,346)	$(997)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$1,272	$1,021	$781	$765	$2,053	$1,786
Prior service cost	—	—	3	9	3	9
Total	$1,272	$1,021	$784	$774	$2,056	$1,795

Schedule of Assumptions Used [Table Text Block]
The weighted average rates and assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
	2011	2010	2011	2010	2011	2010
Discount rate	4.0%	5.3%	4.1%	4.6%	4.0%	5.0%
Rate of compensation increase	N/A	N/A	3.0%	3.5%	3.0%	3.5%
The weighted average rates and assumptions used to determine net periodic benefit cost for the years ended December 31 were as follows:

	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Discount rate	5.3%	5.8%	6.3%	4.6%	4.9%	5.3%	5.0%	5.4%	5.9%
Expected return on plan assets	6.8%	7.5%	7.8%	5.5%	6.0%	6.1%	6.3%	6.9%	7.1%
Rate of compensation increase	N/A	N/A	N/A	3.5%	3.7%	3.9%	3.5%	3.7%	3.9%
The assumptions utilized in accounting for postretirement benefit obligations as of December 31 and for postretirement benefit income for the years ended December 31 were:

	Postretirement Benefit Obligations		Postretirement Benefit Costs
	2011	2010	2011	2010	2009
Discount rate	3.3%	4.3%	4.3%	5.0%	6.3%

Assumed healthcare cost trend rates as of December 31 were:

	2011		2010
	Pre-65 Coverage	Post-65 Coverage	Pre-65 Coverage	Post-65 Coverage
Healthcare cost trend rate assumed for next year	8.5%	6.8%	9.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate rate	2018	2018	2018	2018
The weighted average assumptions utilized in accounting for postemployment benefit obligations as of December 31 and for postemployment benefit costs for the years ended December 31 were:

	Postemployment Benefit Obligations		Postemployment Benefit Costs
	2011	2010	2011	2010	2009
Discount rate	3.5%	3.9%	3.9%	4.3%	4.6%
Salary increase rate	3.2%	3.4%	3.4%	3.6%	3.6%
Involuntary turnover rate	5.5%	5.5%	5.5%	5.0%	5.0%

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
In addition, a one percentage point change in assumed healthcare cost trend rates would have the following effects on the postretirement benefit income and obligation:

In millions	1% Increase	1% Decrease
Service cost and interest cost for the year ended December 31, 2011	$—	$—
Postretirement benefit obligation as of December 31, 2011	$1	$(1)

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table presents the reconciliation of the beginning and ending balances of those plan assets classified within Level 3 of the valuation hierarchy. When the determination is made to classify the plan assets within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.

In millions	U.S. Pension Plans	International Pension Plans
Balance, December 31, 2009	$124	$143
Realized and unrealized gains and losses, net	10	16
Purchases, sales and settlements, net	(7)	(2)
Transfers, net	(18)	17
Balance, December 31, 2010	$109	$174
Realized and unrealized gains and losses, net	1	2
Purchases, sales and settlements, net	(15)	11
Transfers, net	1	—
Balance, December 31, 2011	$96	$187

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The below table presents each relevant component of other comprehensive income related to NCR's benefit plans as of December 31, 2011, including the tax effects of each component:

In millions	Before-Tax Amount	Tax Benefit (Expense)	Net-of-Tax Amount
Prior service benefit during year	$37	$(12)	$25
Amortization of prior service benefit	(14)	6	(8)
Net loss arising during year	(425)	131	(294)
Actuarial loss included in benefits expense	212	(58)	154
Total benefit plans	$(190)	$67	$(123)